Investment Strategy	Aug. 31, 2025
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade securities and/or financial instruments that provide exposure to non-investment grade securities.
This Fund seeks to maximize current income by investing in a diversified portfolio of debt securities that are generally rated below investment grade (such as Ba or lower by Moody’s Investors Service, Inc. or BB or lower by S&P Global Ratings or Fitch, Inc.) or, if unrated, are deemed to be below investment grade by the Fund’s sub-advisor, Strategic Income Management, LLC (“SiM”). These types of securities are commonly referred to as “high yield” or “junk” bonds. The Fund has no limitation on investments in unrated securities.
The non-investment grade securities in which the Fund may invest include: (1) corporate bonds, (2) convertible securities, including convertible preferred securities, (3) preferred stock, and (4) variable and floating rate securities. The Fund’s investments in financial instruments that provide exposure to non-investment grade securities are in the form of derivative instruments, which may be used to substitute for investing directly in non-investment grade securities or to decrease (i.e., hedge) or increase the Fund’s exposure to principal risks that are associated with non-investment grade securities, such as credit risk, high-yield securities risk and interest rate risk. These instruments include: (1) futures contracts, (2) swap agreements (including credit default swaps, equity swaps, interest rate swaps and total return swaps), and (3) warrants.
In selecting investments for the Fund,  SiM uses an approach that combines different aspects of top-down and bottom-up analysis. As part of its top-down analysis, SiM utilizes a core philosophy to identify positive long-term trends. SiM then invests in sectors, industries and companies that will benefit from these trends. Concurrent with this core philosophy, SiM’s management seeks to take advantage of market volatility by analyzing and potentially investing in sectors, industries and companies undergoing a change in dynamics that has not been fully recognized by the market. Market volatility continually provides opportunities to capture value from these types of situations. Once potential investment opportunities are identified, SiM utilizes bottom-up research to assess the fundamental strengths and weaknesses of each individual company and the best risk/reward security is chosen for inclusion in the portfolio.
SiM may reduce or sell the Fund’s portfolio securities for a variety of reasons, including if, in SiM’s opinion, a security’s value becomes fully recognized or there is a reassessment of the fundamental attributes of the security. The Fund has no limitations regarding the maturities of the debt securities it can hold. SiM may use derivative instruments to manage the effective duration of the Fund’s portfolio.
The Fund may invest in securities of foreign issuers, including those in emerging markets. The Fund may have exposure to  non-U.S. currencies, including emerging market currencies, for investment or hedging purposes by purchasing or selling foreign currency forward contracts, including non-deliverable foreign currency forwards, currency swaps and non-U.S. currency futures contracts. The Fund may also make direct investments in non-U.S. currencies and in securities denominated in non-U.S. currencies. Investments in currencies and currency hedging are established to extract value or reduce risk.
The remainder of the Fund’s assets may be invested in any other securities that  SiM believes are consistent with the Fund’s objective, including investment grade fixed-income securities, Treasury futures, securities issued by the U.S. government and government-sponsored enterprises, “covenant-lite” obligations and income-producing equity securities, including securities that pay dividends. The Fund may also hold certain equity securities from time to time as a result of a restructuring transaction involving a fixed income security. The Fund can invest in securities that are not registered and thus restricted in their ability to be traded. The Fund may invest cash balances in other investment companies, including a government money market fund advised by the Manager, with respect to which the Manager also receives a management fee.

American Beacon Funds | American Beacon The London Company Income Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in income-producing equity and equity-related investments. The Fund’s investments in equity and equity-related investments include U.S. common stocks, American Depositary Receipts (“ADRs”), U.S. dollar-denominated foreign stocks traded on U.S. exchanges, preferred stocks, and real estate investment trusts (“REITs”). An income-producing investment is one that has issued dividend income to investors within the past year.
The Fund’s investment sub-advisor, The London Company of Virginia, LLC (“The London Company”), emphasizes investments in profitable, financially stable, core companies that focus on generating high dividend income, are run by shareholder-oriented management with strong corporate governance practices and trade at reasonable valuations relative to their peers and market, which may include investments in growth companies. The London Company also seeks companies with high return on capital, consistent free cash flow generation, predictability and stability. The London Company employs an investment process with bottom-up, fundamental analysis and follows a strict sell discipline.
The Fund may invest in large- and mid-capitalization companies and will typically hold 30 to 40 issuers. The Fund may invest cash balances in other investment companies, including a government money market fund advised by the Manager, with respect to which the Manager also earns a management fee. The Fund also may purchase and sell equity index futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions.

AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in income-producing floating-rate loans, other income-producing floating-rate debt securities and exchange-traded funds (“ETFs”) that invest in such instruments.
Floating-rate loans and other floating-rate debt securities (collectively, “floating-rate investments”) pay income in the form of interest that is payable at variable (i.e., floating) rates, often on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate, such as the Secured Overnight Financing Rate (“SOFR”), among others, plus a premium. The Fund considers any security or instrument to be a floating-rate investment if it has a maturity of six months or less even if it pays a rate of interest that does not reset or adjust prior to maturity.
Floating-rate investments include, without limitation, bank loans, including assignments and  participations; floating-rate debt securities; inflation-indexed securities; certain mortgage- and asset-backed securities, and collateralized bond obligations (“CBOs”), collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and collateralized mortgage obligations (“CMOs”), and real estate mortgage investment conduits (“REMICs”), backed by floating-rate instruments or structured as floating-rate investments and having, in the judgment of DoubleLine Capital LP (“DoubleLine Capital” or the “sub-advisor”), characteristics similar to those of other floating-rate investments; adjustable rate mortgages; floaters; inverse floaters; money market securities of all types; repurchase agreements; debentures, shares of money market and short-term bond funds; and other floating-rate loans of any kind (including, among others, subordinated loans, debtor in possession financings, exit financing facilities, delayed funding loans and revolving credit facilities). The Fund may invest in obligations of any maturity, and to a lesser extent, the Fund may invest in fixed-rate instruments as well. The Fund may invest in foreign investments, including obligations of issuers in emerging markets, without limit. The Fund may invest in floating-rate obligations considered “covenant-lite” based on the types of lender protections and borrower obligations in the loan agreements. To obtain exposure to eligible instruments, the Fund may invest in one or more ETFs that invest in such instruments. A significant portion of the Fund’s investments may be unregistered, restricted as to their resale, and may trade in decentralized markets. DoubleLine Capital monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk.
A floating-rate loan may be structured and administered by a financial institution that acts as the agent of the lenders participating in the loan. Such loans may be acquired through the agent or from the borrower, as an assignment from another lender who holds a direct interest in the loan, or as a participation interest in another lender’s portion of the loan. Floating-rate loans are generally senior in the borrowing companies’ capital structures and are typically wholly or partially secured by assets of the borrowing company, although the Fund may also invest in obligations that are unsecured.
DoubleLine Capital considers a wide variety of factors in purchasing and selling investments for the Fund, including, without limitation, the liquidity of the investment, fundamental analysis of the issuer, the credit quality of the issuer and any collateral securing the investment, the issuer’s management, capital structure, leverage, and operational performance, and the business outlook for the industry of the issuer. DoubleLine Capital may also consider available credit ratings in making investment decisions, although the portfolio managers typically perform their own investment analysis and generally do not rely upon the independent credit rating agencies in making investment decisions.
The Fund may invest in securities or instruments of any credit quality. The Fund expects that many or all of the Fund’s investments will have below investment-grade credit ratings (commonly referred to as “high yield” or “junk” quality obligations) or may be unrated but deemed by the Sub-Advisor to be of equivalent quality. Credit investments rated below investment grade are generally regarded as having speculative characteristics and entail high risk with respect to the issuer’s capacity to pay interest and repay principal. The Fund may hold instruments issued by stressed, distressed, and defaulted issuers, including issuers involved in bankruptcy proceedings, reorganizations, financial  restructurings, rescue financing, or otherwise experiencing financial hardship.
The Fund’s investments may include loans issued in an offering that has been oversubscribed, and the Fund may be able to sell such investments at a gain shortly after those investments are made. If the Fund seeks to take advantage of such opportunities, it may lead to higher levels of portfolio turnover, increased transaction costs and greater amounts of taxable distributions to shareholders. There can be no assurance that the Sub-Advisor will be able to identify such opportunities successfully or sell any investments at a gain.  DoubleLine Capital generally sells an investment when it believes its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe, including when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the individual investment has reached the portfolio managers’ sell target. Proceeds from the sale of a loan may not be available to the Fund for a substantial period of time after the sale. As a result, it is possible that, during a period of substantial shareholder redemptions, proceeds from sales of loans by the Fund will not be available to the Fund on a timely basis for payment to redeeming shareholders. The Fund might, as a result, incur significant borrowing or other expenses, be forced to sell other securities with shorter settlement periods at unfavorable times or prices, or be forced to delay payment of redemption proceeds beyond the customary period, to the extent permissible under applicable regulations.
The Fund may invest cash balances in a government money market fund advised by the Manager, with respect to which the Manager receives a management fee. Any such instruments held by the Fund for cash management or defensive investing purposes can fluctuate in value.

American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Emerging Markets Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of emerging market companies, and in other instruments, such as shares of exchange traded funds (“ETFs”), that have economic characteristics similar to such securities.
The equity securities in which the Fund invests are primarily common stocks, but may also include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs” and, together with ADRs and EDRs, “Depositary Receipts”), and U.S. dollar-denominated foreign stocks traded on U.S. exchanges.
Emerging market countries are countries that (i) major international financial institutions, such as the International Monetary Fund and the World Bank, consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe or (ii) are represented in the MSCI Emerging Markets Index. Emerging market countries can include every nation whose market is not included in the MSCI World Index. As of October 31, 2025, the  MSCI World Index includes Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the U.S. The Fund considers a company to be an emerging market company if: (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market countries or has at least 50% of its assets in emerging markets countries or (iii) it is organized under the laws of, or has a principal office or is domiciled in, an emerging market country. By applying this test, it is possible that a particular company could be deemed to be located in more than one country. A company that is deemed to be located in both an emerging market country and a non-emerging market country may be considered by the Fund to be an emerging market company.
Although the Fund may invest in securities of companies with any market capitalization, the Fund generally invests in medium and large capitalization companies. The securities of companies held by the Fund may exhibit characteristics of either value stocks or growth stocks during the time they are held by the Fund. The Fund’s investments in equity securities may be denominated in foreign currencies, and the Fund may invest directly in foreign currencies. The Fund typically invests in securities of approximately 70-90 companies. Although the Fund seeks investments across a number of sectors, from time to time, the Fund may have significant positions in particular sectors, including the Information Technology sector. However, as the sector composition of the Fund’s portfolio changes over time, the Fund’s exposure to the Information Technology sector may be lower at a future date, and the Fund’s exposure to other market sectors may be higher.
The Fund may have significant exposure to issuers located in, or with economic ties to, China and the Pacific Basin (which includes, among others, Japan, Australia, Taiwan and Hong Kong). However, as the geographic composition of the Fund’s portfolio changes over time, the Fund’s exposure to China and/or the Pacific Basin may decline, and the Fund’s exposure to other geographic areas may increase. The Fund may invest in A Shares of companies incorporated in China (“China A Shares”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China. The Fund may also invest in China through H Shares, which are shares of companies incorporated in China that are traded on the Hong Kong Stock Exchange.
In selecting investments to buy for the Fund, the sub-advisor combines a proprietary screening process with a fundamental research process to seek to identify high quality, attractively valued companies with improving operating performance that are receiving increasing investor attention as evidenced by stock price momentum which the sub-advisor measures by analyzing current stock price as compared to longer term moving averages of such stock price. The sub-advisor may sell a stock if the investment case is no longer valid, the stock reaches its fair value or the sub-advisor identifies a better investment opportunity.
The sub-advisor’s investment process incorporates environmental, social, and/or governance (“ESG”) analysis as one of several considerations in assessing potential portfolio investments. While ESG information is evaluated, it is not solely determinative in any investment decision. ESG considerations are not used to limit, restrict, or exclude companies or sectors from the Fund’s investment universe, except that the sub-advisor excludes companies that are directly involved in the manufacture and production of controversial weapons, because those companies may not be in compliance with treaties or legal bans on controversial weapons. The sub-advisor may use ESG research and/or ratings information provided by one or more third parties in performing this analysis and considering ESG risks.
The Fund may invest cash balances in other investment companies, including a government money market fund advised by the Manager, with respect to which the Manager receives a management fee, and ETFs. The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions.

American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Global Franchise Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies that the sub-advisor believes have recognized franchise or brand value. Companies with recognized franchise or brand value are those that the sub-advisor believes have: enduring competitive advantages, dominant market positions in stable growing industries, low sensitivity to the economic and market cycle, healthy balance sheets and low capital intensity, and sustainable cash generation and effective capital allocation.
Under normal circumstances, the Fund invests in at least three countries, including the  U.S., and invests at least 40% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a  non-U.S. company if: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue is generated outside of the U.S.; (iii) the company is organized or maintains its principal place of business outside of the U.S.; or (iv) the company’s securities are traded principally outside of the U.S.
The Fund principally invests in equity securities. The equity securities in which the Fund invests are primarily common stocks, but may also include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs” and, together with ADRs and EDRs, “Depositary Receipts”), and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. The Fund’s investments in equity securities may be denominated in foreign currencies, and the Fund may invest directly in foreign currencies. Although the Fund may invest in securities of companies with any market capitalization, the Fund generally invests in medium and large capitalization companies. The securities of companies held by the Fund may exhibit characteristics of either value stocks or growth stocks during the time they are held by the Fund. The Fund typically invests in securities of approximately 25-40 companies. The Fund may invest in companies located in both developed and emerging market countries. Developed market countries are commonly included in the MSCI World Index, which as of October 31, 2025, included Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the U.S. Emerging market countries are countries that (i) major international financial institutions, such as the International Monetary Fund and the World Bank, consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe or (ii) are represented in the MSCI Emerging Markets Index. Emerging market countries can include every nation whose market is not included in the MSCI World Index.
In selecting investments for the Fund, the sub-advisor uses a fundamental research process to seek to identify companies that have key characteristics focusing on return on capital, growth, cash flow and valuation relative to other global stocks.
The sub-advisor will consider whether to sell an investment using the same fundamental research process it uses to identify potential purchases. The sub-advisor may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals, or to invest in a company believed by the sub-advisor to offer a superior investment opportunity.
The sub-advisor’s investment process incorporates environmental, social, and/or governance (“ESG”) analysis as one of several considerations in assessing potential portfolio investments. While ESG information is evaluated, it is not solely determinative in any investment decision. The sub-advisor excludes companies from the Fund’s portfolio that it deems are directly involved in thermal coal extraction, thermal coal power generation, fossil fuel production, or fossil fuel generation. In addition, the sub-advisor excludes companies that it deems are directly involved in the manufacture and production of controversial weapons or nuclear weapons. Further, the sub-advisor excludes companies it deems to be in violation of the UN’s Global Compact principles. Otherwise, ESG considerations are not used to limit, restrict, or exclude companies or sectors from the Fund’s investment universe. The sub-advisor may use ESG research and/or ratings information provided by one or more third parties in performing this analysis and considering ESG risks.
Although the Fund seeks investments across a number of sectors, from time to time, the Fund may have significant positions in particular sectors, including the Information Technology sector. However, as the sector composition of the Fund’s portfolio changes over time, the Fund’s exposure to the Information Technology sector may be lower at a future date, and the Fund’s exposure to other market sectors may be higher.
The Fund may have significant exposure to issuers located in, or with economic ties to, Europe. However, as the geographic composition of the Fund’s portfolio changes over time, the Fund’s exposure to Europe may decline, and the Fund’s exposure to other geographic areas may increase.
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of issuers.
The Fund may invest cash balances in other investment companies, including a government money market fund advised by the Manager, with respect to which the Manager receives a management fee. The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions.

AB Ninety One International Franchise Fund - Classes Y, R6, R5 | American Beacon Ninety One International Franchise Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies that the sub-advisor believes have recognized franchise or brand value. Companies with recognized franchise or brand value are those that the sub-advisor  believes have: enduring competitive advantages, dominant market positions in stable growing industries, low sensitivity to the economic and market cycle, healthy balance sheets and low capital intensity, and sustainable cash generation and effective capital allocation.
Under normal circumstances, the Fund invests in at least three countries, and invests at least 40% of its total assets in securities of non-U.S. companies. If conditions are not favorable, the Fund will invest at least 30% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a non-U.S. company if: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue is generated outside of the U.S.; (iii) the company is organized or maintains its principal place of business outside of the U.S.; or (iv) the company’s securities are traded principally outside of the U.S.
The Fund principally invests in equity securities. The equity securities in which the Fund invests are primarily common stocks, but may also include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs” and, together with ADRs and EDRs, “Depositary Receipts”), and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. The Fund’s investments in equity securities may be denominated in foreign currencies, and the Fund may invest directly in foreign currencies. Although the Fund may invest in securities of companies with any market capitalization, the Fund generally invests in medium and large capitalization companies. The securities of companies held by the Fund may exhibit characteristics of either value stocks or growth stocks during the time they are held by the Fund. The Fund typically invests in securities of approximately 25-40 companies. The Fund may invest in companies located in both developed and emerging market countries. Developed market countries are commonly included in the MSCI World Index, which as of October 31, 2025, included Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the U.S. Emerging market countries are countries that (i) major international financial institutions, such as the International Monetary Fund and the World Bank, consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe or (ii) are represented in the MSCI Emerging Markets Index. Emerging market countries can include every nation whose market is not included in the MSCI World Index.
In selecting investments for the Fund, the sub-advisor uses a fundamental research process to seek to identify companies that have key characteristics focusing on return on capital, growth, cash flow and valuation relative to other international stocks.
The sub-advisor will consider whether to sell an investment using the same fundamental research process it uses to identify potential purchases. The sub-advisor may sell a security for a variety of reasons such as because it becomes overvalued or shows deteriorating fundamentals, or to invest in a company believed by the sub-advisor to offer a superior investment opportunity.
The sub-advisor’s investment process incorporates environmental, social, and/or governance (“ESG”) analysis as one of several considerations in assessing potential portfolio investments. While ESG information is evaluated, it is not solely determinative in any investment decision. ESG considerations are not used to limit, restrict, or exclude companies or sectors from the Fund’s investment universe, except that the sub-advisor excludes companies that are directly involved in the manufacture and production of controversial weapons, because those companies may not be in compliance with treaties or legal bans on controversial weapons. The sub-advisor may use ESG research and/or ratings information provided by one or more third parties in performing this analysis and considering ESG risks.
Although the Fund seeks investments across a number of sectors, from time to time, the Fund may have significant positions in particular sectors, including the Information Technology sector. However, as the sector composition of the Fund’s portfolio changes over time, the Fund’s exposure to the Information Technology sector may be lower at a future date, and the Fund’s exposure to other market sectors may be higher.
The Fund may have significant exposure to issuers located in, or with economic ties to, Europe and the Pacific Basin (which includes, among others, Japan, Australia, Taiwan and Hong Kong). However, as the geographic composition of the Fund’s portfolio changes over time, the Fund’s exposure to Europe and/or the Pacific Basin may decline, and the Fund’s exposure to other geographic areas may increase.
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of issuers.
The Fund may invest cash balances in other investment companies, including a government money market fund advised by the Manager, with respect to which the Manager receives a management fee. The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions.